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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM 13F

                              Form 13F COVER PAGE

Report for the Quarter Ended: March 31, 2012

Check here if Amendment [ ];  Amendment Number:_____________
This Amendment (Check only one.):       [ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        S Squared Technology, LLC
Address:     515 Madison Avenue
             New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Seymour L. Goldblatt
Title:       Managing Member
Phone:       212-421-2155

Signature, Place, and Date of Signing:

/s/ Seymour L. Goldblatt          New York, New York            May 15, 2012
--------------------------     ------------------------      -------------------
      [Signature]

S Squared Technology, LLC (SEC File No. 801-63753) and S Squared Capital II Management, LLC (SEC File No. 801-63785) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X]    13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
       manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]     NONE

================================================================================

                             FORM 13F SUMMARY PAGE


Report Summary


Number of other Included Managers:      1

Form 13F Information Table Entry Total: 81

Form 13F Information Table Value Total: $403,158
                                        (thousands)

List of Other Included Managers: S Squared Capital II Management, LLC

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management, LLC

Page 1 of 4
                                   FORM 13F                       (SEC USE ONLY)
       NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC        March 31, 2012

                                                  Item 4:
                               Item 2:             Fair       Item 5:                              Item 7
                                Title    Item 3:   Market    Shares of                            Managers         Item 8:
Item 1:                          of       CUSIP    Value     Principal          Item 6              See             Voting
Name of Issuer                  class     Number  (x$1000)    Amount     Investment Discretion    Instr. V      Authority (Shares)
-----------------------------  -------  --------- -------- ------------- -----------------------  --------- ------------------------
                                                                                 (b)
                                                                                Shared
                                                                                 -As
                                                                               Defined     (c)
                                                                         (a)  in Instr.  Shared-              (a)       (b)    (c)
                                                                         Sole      V      Other              Sole      Shared  None
-----------------------------  -------  --------- -------- ------------- ---- --------- --------  --------- ---------- ------  -----
ABSOLUTE SOFTWARE CORPORATION    COM    00386B109   17,144 2,674,600 SH               X       01             2,674,600
ACCENTURE PLC                    COM    G1151C101      774    12,000 SH     X                                   12,000
ALKERMES INC                     COM    G01767105    5,823   313,900 SH               X       01               313,900
ARUBA NETWORKS INC               COM    043176106      345    15,500 SH     X                                   15,500
ATMEL CORP                       COM    049513104    1,985   201,200 SH               X       01               201,200
AVAGO TECHNOLOGIES               COM    Y0486S104    4,661   119,600 SH               X       01               119,600
BANKRATE INC                     COM    06647F102    1,580    63,846 SH               X       01                63,846
BMC SOFTWARE INC                 COM    055921100    1,301    32,400 SH               X       01                32,400
CALIX INC                        COM    13100M509    7,166   840,100 SH     X                                  840,100
CALLIDUS SOFTWARE                COM    13123E500   14,526 1,859,983 SH               X       01             1,859,983
CANADIAN SOLAR INC               COM    136635109      795   250,000 SH     X                                  250,000
CIENA                            COM    171779101    5,828   360,000 SH               X       01               360,000
COGNIZANT TECHNOLOGY SOLUTIONS   COM    192446102    1,978    25,700 SH               X       01                25,700
COMVERGE INC                     COM    205859101    3,114 1,692,300 SH     X                                1,692,300
COMVERSE TECHNOLOGY INC          COM    205862402    7,463 1,086,300 SH               X       01             1,086,300
CONSTANT CONTACT INC             COM    210313102    4,394   147,500 SH     X                                  147,500
DEMAND MEDIA INC                 COM    24802N109    3,023   416,900 SH     X                                  416,900
DEXCOM INC                       COM    252131107   10,652 1,021,300 SH               X       01             1,021,300
DICE HOLDINGS INC                COM    253017107    1,659   177,800 SH               X       01               177,800
F5 NETWORKS INC                  COM    315616102    8,071    59,800 SH               X       01                59,800
FOREST LABS INC                  COM    345838106    6,210   179,000 SH               X       01               179,000
FORTINET INC                     COM    34959E109    2,054    74,300 SH               X       01                74,300
GLUE MOBILE INC                  COM    379890106    4,917 1,013,900 SH     X                                1,013,900
GSE SYSTEMS INC                  COM    36227K106    3,858 1,620,800 SH     X                                1,620,800
HARMONIC                         COM    413160102    5,748 1,050,900 SH     X                                1,050,900
IGATE Corporation                COM    45169U105    1,775   105,881 SH     X                                  105,881
INGRAM MICRO INC                 COM    457153104    4,575   246,500 SH               X       01               246,500
INPHI CORP                       COM    45772F107    2,238   157,800 SH     X                                  157,800
INTER-NAP NETWORK                COM    45885A300    9,943 1,351,000 SH     X                                1,351,000
INTERMUNE INC                    COM    45884X103    6,816   464,600 SH               X       01               464,600
INTERSIL HLDG CORP CL A          COM    46069S109    2,510   224,100 SH               X       01               224,100
COLUMN TOTAL                                       152,926

Page 2 of 4
                                   FORM 13F                       (SEC USE ONLY)
       NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC        March 31, 2012

                                                  Item 4:
                               Item 2:             Fair       Item 5:                              Item 7
                                Title    Item 3:   Market    Shares of                            Managers         Item 8:
Item 1:                          of       CUSIP    Value     Principal          Item 6              See             Voting
Name of Issuer                  class     Number  (x$1000)    Amount     Investment Discretion    Instr. V      Authority (Shares)
-----------------------------  -------  --------- -------  ------------  -----------------------  --------- ------------------------
                                                                                 (b)
                                                                                Shared
                                                                                 -As
                                                                               Defined     (c)
                                                                         (a)  in Instr.  Shared-              (a)       (b)    (c)
                                                                         Sole      V      Other              Sole      Shared  None
-----------------------------  -------  ---------  ------- ------------  ---- --------- --------  --------- ---------- ------  -----
IXIA                             COM    45071r109    6,987   558,700 SH     X                                  558,700
KENEXA CORP                      COM    488879107   15,995   512,000 SH               X       01               512,000
KEYNOTE SYS INC                  COM    493308100    2,264   114,600 SH     X                                  114,600
LAM RESEARCH CORP                COM    512807108    4,806   107,700 SH               X       01               107,700
LATTICE SEMICONDUCTOR            COM    518415104    5,552   863,400 SH     X                                  863,400
LINEAR TECHNOLOGY CORP           COM    535678106    5,112   151,700 SH               X       01               151,700
LIQUIDITY SERVICES INC.          COM    53635B107    9,014   201,200 SH     X                                  201,200
MARCHEX INC                      COM    56624R108    2,696   604,500 SH     X                                  604,500
MARVELL TECH GROUP LTD ORD       COM    G5876H105    4,480   284,800 SH               X       01               284,800
MATTERSIGHT CORPORATION          COM    577097108    6,974   820,525 SH               X       01               820,525
MAXIM INTERGRATED                COM    57772K101    4,100   143,400 SH               X       01               143,400
MICROSEMI CORP                   COM    595137100    2,809   131,000 SH               X       01               131,000
MICROSTRATEGY INC.               COM    594972408    5,810    41,500 SH               X       01                41,500
MIPS TECHNOLOGIES                COM    604567107    2,992   550,000 SH     X                                  550,000
MONSTER WORLDWIDE INC            COM    611742107    1,688   173,100 SH     X                                  173,100
NEOPHOTONICS CORPORATION         COM    64051T100    2,278   481,600 SH     X                                  481,600
NPS PHARMACEUTICALS              COM    62936P103    2,955   432,000 SH     X                                  432,000
NVIDIA CORP                      COM    67066G104    4,398   285,700 SH               X       01               285,700
OCZ TECHNOLOGY ( 2nd private p   COM    67086E303    4,188   600,000 SH     X                                  600,000
OCZ TECHNOLOGY CORP              COM    67086E303    3,924   562,200 SH               X       01               562,200
OCZ TECHNOLOGY-1st private plc   COM    67086E303    4,649   665,993 SH     X                                  665,993
OPENWAVE SYS INC                 COM    683718308    6,652 2,930,200 SH               X       01             2,930,200
OPTIMER PHARMACEUTICALS INC      COM    68401H104   14,773 1,062,800 SH               X       01             1,062,800
POWER INTEGRATIONS INC           COM    739276103    5,256   141,600 SH     X                                  141,600
REAL NETWORKS INC                COM    75605L708   23,207 2,334,749 SH               X       01             2,334,749
REALD INC                        COM    75604L105    2,182   161,600 SH               X       01               161,600
RESVERLOGIX CORP                 COM    76128M108      629   355,100 SH     X                                  355,100
RESVERLOGIX CORP RESTRICTED SH   COM    76128M108      541   305,500 SH     X                                  305,500
RIVERBED TECHNOLOGY INC          COM    768573107    8,882   316,300 SH               X       01               316,300
RIVERSTONE NETWORKS              COM    769320995        0 3,877,900 SH               X       01             3,877,900
SALIX PHARMACEUTICALS            COM    795435106    9,114   173,600 SH               X       01               173,600
SANDVINE CORP                    COM    800213100    4,193 2,656,100 SH     X                                2,656,100
SILICON LABORATORIES, INC        COM    826919102    5,328   123,900 SH               X       01               123,900
COLUMN TOTAL                                       184,428

Page 3 of 4
                                   FORM 13F                       (SEC USE ONLY)
       NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC        March 31, 2012

                                                  Item 4:
                               Item 2:             Fair       Item 5:                              Item 7
                                Title    Item 3:   Market    Shares of                            Managers         Item 8:
Item 1:                          of       CUSIP    Value     Principal          Item 6              See             Voting
Name of Issuer                  class     Number  (x$1000)    Amount     Investment Discretion    Instr. V      Authority (Shares)
-----------------------------  -------  --------- -------- ------------  -----------------------  --------  ------------------------
                                                                                 (b)
                                                                                Shared
                                                                                 -As
                                                                               Defined     (c)
                                                                         (a)  in Instr.  Shared-              (a)       (b)    (c)
                                                                         Sole      V      Other              Sole      Shared  None
-----------------------------  -------  --------- -------- ------------  ---- ---------  -------  --------  ---------- ------- -----
TELECOMMUNICATIONS SYS CL A      COM    87929J103    6,914 2,487,000 SH     X                                2,487,000
THESTREET, INC                   COM    88368Q103    2,347 1,061,968 SH     X                                1,061,968
THORATEC CORPORATION             COM    885175307    6,466   191,800 SH               X       01               191,800
TIBCO SOFTWARE INC               COM    88632Q103    2,470    81,000 SH               X       01                81,000
TNS INC                          COM    872960109   11,606   534,089 SH               X       01               534,089
Tree.com Inc                     COM    894675107    4,910   643,500 SH     X                                  643,500
UNITED THERAPEUTICS              COM    91307C102    4,246    90,100 SH               X       01                90,100
UROPLASTY INC                    COM    917277204    3,079 1,022,800 SH     X                                1,022,800
VIROPHARMA INC                   COM    928241108    8,811   293,000 SH     X                                  293,000
WEB.COM GROUP INC                COM    94733A104   12,863   891,401 SH     X                                  891,401
WEBMEDIABRANDS INC               COM    94770W100    1,411 1,357,200 SH     X                                1,357,200
ELOYALTY CORP SERIES B CONV PF   CVPF   290152990      115    22,475 SH     X                                   22,475
OCZ TECHNOLOGY WTS EXP 11/01/1   WNT    6709949R5     417   267,749 SH     X                                  267,749
RESVERLOGIX CORP WTS 02/25/16    WNT    73128M132        0   152,750 SH     X                                  152,750
WORLD WEB LIMITED WTS SERIES B   WNT                     0    45,400 SH     X                                   45,400
COLUMN TOTAL                                        65,655

Page 4 of 4                                                          31-March-12
S Squared Technology, LLC
Form 13F - Additions

                                                  Item 4:
                               Item 2:             Fair       Item 5:                              Item 7
                                Title    Item 3:   Market    Shares of                            Managers         Item 8:
Item 1:                          of       CUSIP    Value     Principal          Item 6              See             Voting
Name of Issuer                  class     Number  (x$1000)    Amount     Investment Discretion    Instr. V      Authority (Shares)
-----------------------------  ------- ---------- --------  ----------- ------------------------  ---------  -----------------------
                                                                                 (b)
                                                                                Shared
                                                                                 -As
                                                                               Defined     (c)
                                                                         (a)  in Instr.  Shared-              (a)       (b)    (c)
                                                                         Sole      V      Other              Sole      Shared  None
-----------------------------  ------- ---------- --------  ----------- ----- --------- --------  ---------  ------ --------- ------
NORTEL NETWORKS                  COM    656568508        0        5 SH      X                                     5
DEMANDWARE                       COM    24802Y105      149    5,000 SH      X                                 5,000
TOTAL MARKET VALUE 13F
ADDITIONS                                              149
TOTAL MARKET VALUE 13F                             403,009
TOTAL MARKET VALUE 13F &
ADDITIONS                                          403,158